Investment Property (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENT PROPERTY.
Summary of Changes in Investment Property

	Investment Properties, Gross	Accumulated Depreciation and Impairment	Investment Properties, Net
Investment Property, Net, Cost Model	ThUS$	ThUS$	ThUS$
Balance as of January 1, 2024	8,790	(421)	8,369
Owner-occupied real property transfers	(384)	210	(174)
Foreign currency translation differences	(1,032)	38	(994)
Balance as of December 31, 2024	7,374	(173)	7,201
Depreciation expense (*)	—	(5)	(5)
Foreign currency translation differences	752	(18)	734
Balance as of December 31, 2025	8,126	(196)	7,930

(*) See Note 31.a).

Schedule of fair value hierarchy of investment properties

	Fair value measured as of December 31, 2025
	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$
Investment properties	—	—	10,911
See Note 4.h.
Summary of Income and Expenses from Investment Properties

	2025	2024	2023
Income and expense from investment properties	ThUS$	ThUS$	ThUS$
Income derived from rental income from investment properties	98	122	105
Direct operating expenses from investment properties that generate rental income	(12)	(13)	(24)
Total	86	109	81